Financial risk management (Schedule of Contractual Maturities of Financial Liabilities) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 14,345
Per-payment facilities	11,110
Interest on pre-payment facility	863
Convertible loans	4,032
Interest on convertible loans	300
Projected pension contributions	4,512
Decommissioning provision	5,258
Operating leases	1,055
Other long-term liabilities	689
Total contractual maturities of financial liabilities on an undiscounted basis	42,164
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	14,345
Per-payment facilities	5,610
Interest on pre-payment facility	639
Convertible loans	4,032
Interest on convertible loans	300
Projected pension contributions	818
Decommissioning provision	50
Operating leases	261
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	26,055
2 - 3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities	5,500
Interest on pre-payment facility	224
Convertible loans
Interest on convertible loans
Projected pension contributions	1,593
Decommissioning provision	618
Operating leases	505
Other long-term liabilities	212
Total contractual maturities of financial liabilities on an undiscounted basis	8,652
4 - 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities
Interest on pre-payment facility
Convertible loans
Interest on convertible loans
Projected pension contributions	1,524
Decommissioning provision
Operating leases	289
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	1,813
Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities
Interest on pre-payment facility
Convertible loans
Interest on convertible loans
Projected pension contributions	577
Decommissioning provision	4,590
Operating leases
Other long-term liabilities	477
Total contractual maturities of financial liabilities on an undiscounted basis	$ 5,644